RELATED PARTIES - Compensation to directors and senior managers of the company (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 21	$ 39	$ 35
Long-term employee benefits	0	0	1
Share-based payments	9	9	0
Termination benefits	0	7	4
Total compensation to the Board of Directors and senior management	$ 30	$ 55	$ 40